FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Estimated Fair Values of Financial Instruments
The estimated fair values of First Financial's financial instruments not measured at fair value on a recurring or nonrecurring basis in the consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2025
Financial assets
Cash and interest-bearing deposits with other banks	$775,891	$775,891	$775,891	$0	$0
Investment securities held-to-maturity	58,545	54,334	0	54,334	0
Other investments (1)	12,898	12,898	1,850	40	11,008
Loans and leases, net	13,237,583	13,061,341	0	0	13,061,341
Accrued interest receivable	71,940	71,940	0	17,833	54,107

Financial liabilities
Deposits	16,421,842	16,415,852	0	16,415,852	0
Short-term borrowings	675,332	675,332	675,332	0	0
Long-term debt	514,052	473,291	0	473,291	0
Accrued interest payable	38,304	38,304	2,918	35,386	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2024
Financial assets
Cash and interest-bearing deposits with other banks	$904,486	$904,486	$904,486	$0	$0
Investment securities held-to-maturity	76,960	68,989	0	68,989	0
Other investments (1)	11,570	11,570	1,530	40	10,000
Loans and leases, net	11,604,987	11,417,941	0	0	11,417,941
Accrued interest receivable	67,420	67,420	0	14,263	53,157

Financial liabilities
Deposits	14,329,138	14,322,815	0	14,322,815	0
Short-term borrowings	755,452	755,452	755,452	0	0
Long-term debt	347,509	346,613	0	346,613	0
Accrued interest payable	43,411	43,411	4,663	38,748	0
(1) FHLB stock and FRB stock of $116.7 million and $103.0 million as of December 31, 2025 and 2024, respectively, are excluded from the numbers above.
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The financial assets and liabilities measured at fair value on a recurring basis in the consolidated financial statements, were as follows:

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2025
Assets
Investment securities available-for-sale	$95	$3,926,021	$45,816	$3,971,932
Loans held for sale	0	16,953	0	16,953
Interest rate derivative contracts	0	69,481	0	69,481
Foreign exchange derivative contracts	0	322,172	0	322,172
Interest rate collars and floors	0	708	0	708
Commodities contracts	0	1,578	0	1,578
Total	$95	$4,336,913	$45,816	$4,382,824

Liabilities
Interest rate derivative contracts	$0	$69,570	$0	$69,570
Foreign exchange derivative contracts	0	322,172	0	322,172
Interest rate collars and floors	0	0	0	0
Commodities contracts	0	2,078	0	2,078
Total	$0	$393,820	$0	$393,820

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2024
Assets
Investment securities available-for-sale	$91	$3,139,503	$44,182	$3,183,776
Loans held for sale	0	13,181	0	13,181
Interest rate derivative contracts	0	102,152	0	102,152
Foreign exchange derivative contracts	0	294,418	0	294,418
Interest rate collars and floors	0	387	0	387
Commodities contracts	0	158	0	158
Total	$91	$3,549,799	$44,182	$3,594,072

Liabilities
Interest rate derivative contracts	$0	$102,265	$0	$102,265
Foreign exchange derivative contracts	0	294,418	0	294,418
Interest rate collars and floors	0	619	0	619
Commodities contracts	0	158	0	158
Total	$0	$397,460	$0	$397,460

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a reconciliation for certain AFS securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2025, 2024 and 2023.

(dollars in thousands)	December 31, 2025	December 31, 2024	December 31, 2023
Beginning balance	$44,182	$32,945	$35,857
Accretion (amortization)	(4,808)	(93)	(104)
Increase (decrease) in fair value	3,752	(865)	(99)
Purchases (settlements)	(8,125)	(4,977)	(2,709)
Transfers into level 3	10,815	17,172	0
Ending balance	$45,816	$44,182	$32,945

Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis	The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2025
Assets
Collateral dependent loans
Commercial & industrial	$0	$0	$8,517
Lease financing	0	0	2,499
Commercial real estate	0	0	11,020

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2024
Assets
Collateral dependent loans
Commercial & industrial	$0	$0	$793
Leasing	0	0	1,012